Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income for the year	$ 7,861,059	$ 9,445,867	$ 2,798,083
Adjustments for:
Depreciation and amortization	1,116,872	1,175,108	1,452,271
Employee benefits	6,532	979	12,072
Interest income from investing activities	(445,879)	(65,948)	(107,826)
Loss in financial instruments	778,649
Interest expense from financing activities	56,352	87,445	53,746
Income tax	3,299,522	4,389,769	2,077,844
Total Adjustments	12,673,107	15,033,220	6,286,190
Changes in operating assets and liabilities:
(Increase) in Trade receivables	(440,424)	(1,807,289)	(795,682)
(Increase) / decrease in Related parties receivables	(69,476)	(78,941)	98,874
(Increase) in Inventory	(1,541,781)	(2,715,001)	(777,419)
(Increase) in Other receivables, recoverable taxes and prepaid expenses	(204,519)	(31,192)	(1,727,200)
Increase in Accounts payable trade	2,375,610	836,406	1,066,393
(Decrease) in Related parties payables	(8,453)	(38,598)	(113,155)
(Decrease) in Accounts payable other and accrued liabilities and taxes other than income taxes	(3,834,758)	(2,811,273)	(404,126)
Net cash flows provided by operating activities	8,949,306	8,387,332	3,633,875
Investing activities:
Acquisition of property, plant and equipment	(1,696,485)	(1,066,422)	(951,205)
Decrease (increase) in other non-current assets	(32,758)	(9,199)	10,708
Acquisition of other equity instruments	(2,075,872)
Loss on financial instruments	(778,649)
Interest income collected	445,879	65,948	107,826
Net cash flows (used) by investing activities	(4,137,885)	(1,009,673)	(832,671)
Financing activities:
Loan from related parties	2,381,464
Repurchase and placement of own capital stocks, net	(90,129)	(74,497)	(41,984)
Dividends paid			(1,990,000)
Interest expense	(56,352)	(87,445)	(53,746)
Net cash flows used (provided) in financing activities	2,234,983	(161,942)	(2,085,730)
Increase in cash and cash equivalents	7,046,404	7,215,717	715,474
Cash and cash equivalents at beginning of year	15,130,192	7,727,698	7,446,447
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	(630,210)	186,777	(434,223)
Cash and cash equivalents at end of year	$ 21,546,386	$ 15,130,192	$ 7,727,698